Condensed financial information of the parent company (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSET
Total asset	$ 72,791,561	$ 53,910,727
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	40,705,318	28,350,816
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, and 9,200,000 shares outstanding as of December 31, 2023 and 2022	23,000	23,000
Additional paid-in capital	7,453,265	7,453,265
Statutory reserves	3,192,855	2,396,539
Retained earnings	23,242,946	16,621,556
Accumulated other comprehensive loss	(2,009,421)	(1,490,621)
Total shareholders’ equity	32,086,243	25,559,911	$ 22,392,234	$ 15,385,778
Total liabilities and shareholders’ equity	72,791,561	53,910,727
Parent Company [Member]
OTHER ASSET
Investment in subsidiaries	31,902,645	25,003,739
Total asset	31,902,645	25,003,739
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	0	0
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, and 9,200,000 shares outstanding as of December 31, 2023 and 2022	23,000	23,000
Additional paid-in capital	7,453,265	7,453,265
Statutory reserves	3,192,855	2,396,539
Retained earnings	23,242,946	16,621,556
Accumulated other comprehensive loss	(2,009,421)	(1,490,621)
Total shareholders’ equity	31,902,645	25,003,739
Total liabilities and shareholders’ equity	$ 31,902,645	$ 25,003,739